Due from/due to Related Parties	12 Months Ended
Dec. 31, 2013
Related Party Transaction Due From To Related Party [Abstract]
Due To Due From Related Parties [Text Block]

5.	Due from / Due to Related Parties:

As of December 31, 2013, due to related parties of $9,049 consists of liabilities of $8,313 to EST for working capital purposes, liabilities of $135 to Waterfront S.A. for common expenses for the leasehold property, and liabilities of $601 to Safbulk for commissions. As of December 31, 2012, due to related parties of $6,135 consists of liabilities of $5,925 to EST for working capital purposes, liabilities of $168 to Waterfront S.A. for common expenses for the leasehold property, and liabilities of $42 to Safbulk for commissions.